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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21284

Nicholas Applegate Convertible & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end:           February 28, 2009

Date of reporting period:        May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1—5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK—45.7%
	Agriculture—1.6%
	Bunge Ltd.,
97	4.875%, 12/31/49	Ba1/BB	$13,903,200
8	5.125%, 12/1/10	NR/BB	8,700,000
			22,603,200
	Automotive—1.4%
	General Motors Corp.,
554	5.25%, 3/6/32, Ser. B	Caa1/B	8,984,258
700	6.25%, 7/15/33, Ser. C	Caa1/B	11,557,000
			20,541,258
	Banking—7.6%
	Bank of America Corp.,
19	7.25%, 12/31/49, Ser. L	A1/A+	18,743,095
308	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (e)	Aa2/AA	20,686,820
	Wachovia Corp.,
546	13.15%, 3/30/09, Ser. GE (General Electric Co.) (e)	Aa3/AA-	16,932,569
440	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (e)	Aa3/AA-	18,801,170
315	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	Ba1/BB+	9,134,749
181	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (e)	Aa1/AA+	24,605,140
			108,903,543
	Commercial Services—0.7%
305	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	9,525,375

	Electric—4.5%
441	AES Trust III, 6.75%, 10/15/29	B3/B-	21,680,492
322	Entergy Corp., 7.625%, 2/17/09	NR/BBB	22,769,280
56	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	19,770,638
			64,220,410
	Financial Services—13.4%
347	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (d) (e)	Aa3/AA-	8,080,412
394	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	19,123,845
	Credit Suisse,
714	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (e)	Aa1/AA-	19,410,053
334	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (e)	Aa1/AA-	20,873,125
	Eksportfinans A/S,
419	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (e)	Aaa/AA+	18,530,400
1,216	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (e)	Aaa/A+	18,368,395
830	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (e)	Aa3/NR	21,337,312
	Lehman Brothers Holdings, Inc.,
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (e)	A1/A+	22,093,848
255	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (e)	A1/A+	17,115,726
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (e)	A1/A+	14,906,262
10	SLM Corp., 7.25%, 12/15/10, Ser. C	Ba1/NR	11,155,000
			190,994,378
	Hand/Machine Tools—1.4%
22	Stanley Works, 4.344%, 5/17/12 (d)	A2/A	19,442,162

	Insurance—3.5%
635	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	18,454,168
687	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	21,674,850
687	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	9,566,520
			49,695,538
	Investment Company—1.4%
270	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (e)	NR/NR	20,038,366

	Metals & Mining—1.5%
128	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	21,124,961

	Oil & Gas—1.4%
127	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	19,660,988

	Pharmaceuticals—1.8%
130	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	25,406,281

	Real Estate (REIT)—1.2%
867	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	17,119,515

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Sovereign—2.9%
	Svensk Exportkredit AB,
511	10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (e)	Aa1/AA+	$21,974,213
226	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (e)	Aa1/AA+	18,956,812
			40,931,025
	Telecommunications—1.4%
330	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	20,047,500

	Total Convertible Preferred Stock (cost—$666,843,589)		650,254,500

CORPORATE BONDS & NOTES—41.3%
Principal
Amount
(000)
	Advertising—0.8%
$11,450	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	11,693,312

	Apparel—1.0%
7,715	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	8,120,038
6,090	Oxford Industries, Inc., 8.875%, 6/1/11	B1/B+	5,937,750
			14,057,788
	Automotive—2.1%
8,545	Accuride Corp., 8.50%, 2/1/15	B3/B-	7,092,350
3,615	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB-	3,090,825
14,195	Exide Technologies, 10.50%, 3/15/13, Ser. B	Caa1/CCC+	13,840,125
7,490	General Motors Corp., 8.375%, 7/15/33	Caa1/B	5,168,100
			29,191,400
	Chemicals—0.3%
4,890	Momentive Performance Materials, Inc., 9.75%, 12/1/14	B3/B	4,559,925

	Coal—0.4%
6,280	James River Coal Co., 9.375%, 6/1/12	Ca/CC	6,185,800

	Commercial Services—1.6%
13,465	Cenveo Corp., 7.875%, 12/1/13	B3/B	11,748,213
11,060	Hertz Corp., 10.50%, 1/1/16	B2/B	11,087,650
			22,835,863
	Computers—0.7%
10,325	Unisys Corp., 8.00%, 10/15/12	B2/B+	9,344,125

	Electric—1.9%
13,275	AES Corp., 9.50%, 6/1/09	B1/BB-	13,772,813
7,560	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/B-	7,919,100
5,400	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (a) (b)	B3/CCC	5,541,750
			27,233,663
	Electronics—0.9%
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	12,687,225

	Financial Services—3.2%
12,725	AMR Holdings Co., 10.00%, 2/15/15	B1/B-	13,615,750
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	9,087,663
8,070	GMAC LLC, 6.75%, 12/1/14	B2/B	6,255,597
9,990	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	9,340,650
3,655	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,819,475
6,070	Residential Capital LLC, 6.375%, 6/30/10	Ca/CC	3,277,800
			45,396,935
	Healthcare—1.9%
6,735	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,600,300
9,015	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	9,330,525
5,385	HCA, Inc., 9.25%, 11/15/16	B2/BB-	5,701,369
3,585	Health Net, Inc., 6.375%, 6/1/17	Ba2/BB+	3,244,425
1,350	Psychiatric Solutions, Inc., 7.75%, 7/15/15	B3/B-	1,390,500
			26,267,119
	Home Furnishings—1.4%
10,830	Central Garden & Pet Co., 9.125%, 2/1/13	Caa1/CCC+	9,828,225
11,390	Jarden Corp., 7.50%, 5/1/17	B3/B	10,222,525
			20,050,750

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2008

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Manufacturing—2.4%
$13,610	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	$11,228,250
2,155	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/B-	1,866,769
9,710	Polypore, Inc., 8.75%, 5/15/12	B3/B-	9,758,550
12,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	11,872,700
			34,726,269
	Metals & Mining—1.5%
8,310	PNA Group, Inc., 10.75%, 9/1/16	B3/B-	8,226,900
12,735	RathGibson, Inc., 11.25%, 2/15/14	B3/B	12,607,650
			20,834,550
	Miscellaneous—0.7%
9,477	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) (c)	NR/NR	9,939,004

	Multi-Media—1.4%
11,140	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC	9,524,700
10,640	Mediacom LLC, 9.50%, 1/15/13	B3/B-	10,214,400
			19,739,100
	Office Furnishings—0.8%
	Interface, Inc.,
4,835	9.50%, 2/1/14	B3/B-	5,076,750
6,600	10.375%, 2/1/10	B1/BB-	6,963,000
			12,039,750

	Packaging & Containers—0.5%
8,080	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	B3/B-	7,554,800

	Paper Products—1.6%
10,205	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	9,184,500
12,945	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	13,754,062
			22,938,562
	Pipelines—0.6%
9,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	8,667,750

	Retail—5.0%
8,250	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	5,981,250
7,550	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	6,455,250
8,405	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	8,110,825
12,825	Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	11,927,250
13,355	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	13,872,506
4,695	R.H. Donnelley, Inc., 8.875%, 1/15/16, Ser. A—3	B3/B-	3,239,550
12,785	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	10,036,225
11,440	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	11,382,800
			71,005,656
	Semi-Conductors—1.5%
11,245	Amkor Technology, Inc., 9.25%. 6/1/16	B1/B+	11,216,887
12,405	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B3/B-	10,513,238
			21,730,125
	Software—0.8%
12,395	First Data Corp., 9.875%, 9/24/15 (a) (b)	B3/B	11,232,969

	Telecommunications—6.4%
9,705	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	10,141,725
5,195	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	5,220,975
1,075	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	1,075,000
6,060	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	5,878,200
13,540	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa3/CCC	3,486,550
13,555	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	14,164,975
9,685	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,522,800
15,700	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	16,759,750
12,680	Nortel Networks Ltd., 10.75%, 7/15/16	B3/B-	12,584,900
14,220	West Corp., 11.00%, 10/15/16	Caa1/B-	12,655,800
			90,490,675
	Theaters—0.9%
12,940	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	13,198,800

	Travel Services—1.0%
14,560	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	13,431,600

	Total Corporate Bonds & Notes (cost—$617,132,344)		587,033,515

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES—9.0%
	Automotive—1.1%
$15,930	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$15,233,063

	Commercial Services—0.1%
2,100	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B-	2,128,980

	Computers—1.3%
17,355	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	18,569,850

	Hotels/Gaming—0.2%
2,365	Mandalay Resort Group, Inc., 3.349%, 3/21/33 (d)	Ba2/BB	3,346,475

	Internet—1.2%
15,055	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/B+	16,729,869

	Real Estate (REIT)—1.1%
16,790	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	15,090,012

	Retail—1.4%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	20,482,805

	Telecommunications—2.6%
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	18,751,875
18,885	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	18,129,600
			36,881,475

	Total Convertible Bonds & Notes (cost—$130,816,043)		128,462,529

U.S. GOVERNMENT SECURITIES—2.7%
Principal
Amount
(000)
	United States Treasury Notes,
$ 25,435	12.00%, 8/15/13		25,921,851
10,775	13.25%, 5/15/14		11,848,298
	Total U.S. Government Securities (cost—$41,897,897)		37,770,149

SHORT-TERM INVESTMENT—1.3%
	Time Deposit—1.3%
19,220	Bank of America—London, 1.46%, 6/2/08		19,219,687
	(cost—$19,219,687)

	Total Investments (cost—$1,475,909,560)—100.0%		$1,422,740,380

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

**	Amount less than 500.

(a)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $34,632,823, representing 2.43% of total investments.

(c)	Credit-linked trust certificate.

(d)	Variable Rate Notes - Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on May 31, 2008.

(e)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

Fair Value Measurements—Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$ 353,778,157
Level 2 — Other Significant Observable Inputs	1,057,388,848
Level 3 — Significant Unobservable Inputs	11,573,375
Total	$1,422,740,380

A roll forward of fair value measurement using significant unobservable inputs (Level 3) at May 31, 2008, were as follows:

Investments in Securities
Beginning balance, 2/29/08	$ 3,346,475
Net purchases (sales) and settlements	-
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	872,550
Transfers in and/or out of Level 3	7,354,350
Ending balance, 5/31/08	$11,573,375

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 23, 2008